Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	566,696	$1.48
Cancelled or Forfeited	(23,950)	2.01
Outstanding at end of period	542,746	$1.46	6.4	$198,040

Expected to vest	-	$-	-	$-

Exercisable at end of period	542,746	$1.46	6.4	$198,040

Summary of changes in the Company's nonvested restricted shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2016	200,500	$1.37
Granted	292,000	1.64
Vested	(66,834)	1.37
Forfeited	-	-
Nonvested at December 31, 2016	425,666	$1.56